Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ (3,024)	$ (2,521)
Total realized and unrealized gains (losses) included in income	(380)	78
Total realized and unrealized gains (losses) included in OCI	0	0
Movement Purchases/ Issuances	(2,030)	(1,729)
Movements Sales/ Settlements	1,342	1,128
Transfer Into Level 3		(46)
Transfers Out of Level 3		66
Fair value ending balance	(4,092)	(3,024)
Change in Unrealized gain (losses) on instruments still held	(243)	122
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(659)	(960)
Total realized and unrealized gains (losses) included in income	(527)	184
Total realized and unrealized gains (losses) included in OCI	0	0
Movement Purchases/ Issuances	(127)	(121)
Movements Sales/ Settlements	293	240
Transfer Into Level 3	(9)
Transfers Out of Level 3	3	(2)
Fair value ending balance	(1,026)	(659)
Change in Unrealized gain (losses) on instruments still held	(513)	160
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(63)	(70)
Total realized and unrealized gains (losses) included in income	(22)	10
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/ Settlements	6	(3)
Transfer Into Level 3	(4)
Fair value ending balance	(83)	(63)
Change in Unrealized gain (losses) on instruments still held	(32)	6
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1	1
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/ Settlements		1
Transfer Into Level 3	(5)
Transfers Out of Level 3	3	(1)
Fair value ending balance	(1)	1
Change in Unrealized gain (losses) on instruments still held	(1)	3
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(624)	(893)
Total realized and unrealized gains (losses) included in income	(472)	131
Total realized and unrealized gains (losses) included in OCI	0	0
Movement Purchases/ Issuances	(127)	(121)
Movements Sales/ Settlements	298	260
Transfers Out of Level 3		(1)
Fair value ending balance	(925)	(624)
Change in Unrealized gain (losses) on instruments still held	(460)	125
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	27	2
Total realized and unrealized gains (losses) included in income	(33)	43
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/ Settlements	(11)	(18)
Fair value ending balance	(17)	27
Change in Unrealized gain (losses) on instruments still held	(20)	26
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(14)	(7)
Total realized and unrealized gains (losses) included in income	104	(14)
Total realized and unrealized gains (losses) included in OCI	0	0
Movement Purchases/ Issuances	(187)	(117)
Movements Sales/ Settlements	76	124
Fair value ending balance	(21)	(14)
Change in Unrealized gain (losses) on instruments still held	65	(11)
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total realized and unrealized gains (losses) included in OCI	0	0
Movement Purchases/ Issuances	1
Movements Sales/ Settlements		4
Transfer Into Level 3		(4)
Transfers Out of Level 3	(1)
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	20	14
Total realized and unrealized gains (losses) included in income	1	(5)
Movement Purchases/ Issuances	3	47
Movements Sales/ Settlements	(76)	(35)
Transfer Into Level 3	79	175
Transfers Out of Level 3	(15)	(176)
Fair value ending balance	12	20
Change in Unrealized gain (losses) on instruments still held		(3)
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	3
Movement Purchases/ Issuances		1
Movements Sales/ Settlements	(50)
Transfer Into Level 3	55	2
Fair value ending balance	8	3
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1	6
Movement Purchases/ Issuances	1
Movements Sales/ Settlements	(2)	(4)
Transfer Into Level 3	4	1
Transfers Out of Level 3	(1)	(2)
Fair value ending balance	3	1
Change in Unrealized gain (losses) on instruments still held		(1)
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	16	8
Total realized and unrealized gains (losses) included in income	1	(5)
Movement Purchases/ Issuances	2	46
Movements Sales/ Settlements	(24)	(31)
Transfer Into Level 3	20	172
Transfers Out of Level 3	(14)	(174)
Fair value ending balance	1	16
Change in Unrealized gain (losses) on instruments still held		(2)
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	427	320
Total realized and unrealized gains (losses) included in income	101	56
Movement Purchases/ Issuances	322	62
Movements Sales/ Settlements	(352)	(11)
Fair value ending balance	498	427
Change in Unrealized gain (losses) on instruments still held	21	47
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	408	305
Total realized and unrealized gains (losses) included in income	97	60
Movement Purchases/ Issuances	317	54
Movements Sales/ Settlements	(329)	(11)
Fair value ending balance	493	408
Change in Unrealized gain (losses) on instruments still held	20	51
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	19	15
Total realized and unrealized gains (losses) included in income	4	(4)
Movement Purchases/ Issuances	5	8
Movements Sales/ Settlements	(23)
Fair value ending balance	5	19
Change in Unrealized gain (losses) on instruments still held	1	(4)
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2,413	2,428
Total realized and unrealized gains (losses) included in income	24	27
Total realized and unrealized gains (losses) included in OCI	(19)	4
Movement Purchases/ Issuances	32	23
Movements Sales/ Settlements	(312)	(69)
Transfers Out of Level 3	(563)
Fair value ending balance	1,575	2,413
Change in Unrealized gain (losses) on instruments still held	(27)	1
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	200	203
Total realized and unrealized gains (losses) included in income	24	15
Total realized and unrealized gains (losses) included in OCI		(18)
Movements Sales/ Settlements	(224)
Fair value ending balance		200
Change in Unrealized gain (losses) on instruments still held		(18)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	562	553
Total realized and unrealized gains (losses) included in OCI		(2)
Movements Sales/ Settlements		11
Transfers Out of Level 3	(562)
Fair value ending balance		562
Change in Unrealized gain (losses) on instruments still held		(2)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	24	95
Total realized and unrealized gains (losses) included in income		12
Total realized and unrealized gains (losses) included in OCI		2
Movements Sales/ Settlements		(85)
Fair value ending balance	24	24
Change in Unrealized gain (losses) on instruments still held		2
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,492	1,469
Total realized and unrealized gains (losses) included in OCI	(3)	(5)
Movement Purchases/ Issuances	31	23
Movements Sales/ Settlements	(13)	5
Fair value ending balance	1,507	1,492
Change in Unrealized gain (losses) on instruments still held	(4)	(7)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	135	108
Total realized and unrealized gains (losses) included in OCI	(16)	27
Movement Purchases/ Issuances	1
Movements Sales/ Settlements	(75)
Transfers Out of Level 3	(1)
Fair value ending balance	44	135
Change in Unrealized gain (losses) on instruments still held	$ (23)	$ 26